Consolidated Statements of Changes in Shareholders Equity	Common shares and warrants CAD ($) shares	Common shares and warrants USD ($) shares	Contributed Surplus CAD ($) shares	Equity portion of convertible debentures CAD ($)	Accumulated other comprehensive income [member] CAD ($)	Deficit CAD ($)	CAD ($) shares
Beginning balance at Dec. 31, 2019	$ 47,073,243		$ 6,679,730	$ 401,760		$ (60,237,656)	$ (6,082,923)
Beginning balance (in shares) at Dec. 31, 2019 | shares	141,303,451	141,303,451
Shares issued upon public issuance [note 22]	$ 12,076,380	$ 3,354,550					12,076,380
Share issuance cost	(1,640,052)						$ (1,640,052)
Shares issued upon exercise of stock options [note 22]	$ 1,244,207		$ (484,807)
Shares issued upon exercise of stock options [note 22] (in shares) | shares	2,118,000	2,118,000	(484,807)				759,400
Shares issued upon exercise of share purchase warrants [note 22]	$ 5,623,323	$ 7,060,617					$ 5,623,323
Issuance of convertible loan - equity component [note 22]				98,422			98,422
Conversion of loan into shares [note 21]	$ (925,982)			98,422			(827,560)
Conversion of loan into shares [note 21] (in shares) | shares	3,225,000	3,225,000
Conversion of debentures into shares [note 21]	$ 3,073,356			(360,981)			2,712,375
Conversion of debentures into shares [note 21] (in shares) | shares	3,369,375	3,369,375
Share redemptions for cancellation [note 22]	$ (426,370)	$ (1,285,000)				(538,021)	$ (964,391)
Share redemptions for cancellation [note 22] (in shares) | shares							1,285,000
Equity component of convertible debentures [note 22]			$ 40,779	$ (40,779)
Share-based payments			4,244,608				$ 4,244,608
Net earnings (loss)						41,768,404	41,768,404
Ending balance at Dec. 31, 2020	$ 67,950,069		10,480,310			(19,007,273)	59,423,106
Ending balance (in shares) at Dec. 31, 2020 | shares	159,145,993	159,145,993
Shares issued upon exercise of stock options [note 22]	$ 1,473,818		(364,000)				1,109,818
Shares issued upon exercise of stock options [note 22] (in shares) | shares	3,482,000	3,482,000
Shares issued upon exercise of share purchase warrants [note 22]	$ 13,085,197						13,085,197
Shares issued upon exercise of share purchase warrants [note 22] (in shares) | shares	8,337,897	8,337,897
Share redemptions for cancellation [note 22]	$ (404,998)					(3,778,619)	$ (4,183,617)
Share redemptions for cancellation [note 22] (in shares) | shares	(840,094)	(840,094)					840,094
Share-based payments			9,762,745				$ 9,762,745
Other comprehensive income for the year					$ 3,444		3,444
Net earnings (loss)						(38,431,939)	(38,431,939)
Ending balance at Dec. 31, 2021	$ 82,104,086		$ 19,879,055		$ 3,444	$ (61,217,831)	$ 40,768,754
Ending balance (in shares) at Dec. 31, 2021 | shares	170,125,796	170,125,796